Offerings - Offering: 1	Jun. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.0001 per share, underlying the common warrants
Amount Registered | shares	20,688,000
Proposed Maximum Offering Price per Unit	0.1183
Maximum Aggregate Offering Price	$ 2,447,390.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 337.98
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant's common stock on June 18, 2026, as reported in The Nasdaq Stock Market.